SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Group are generated in or linked to the U.S. dollar ("dollar"). In addition, a substantial portion of the Group's costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

For those foreign subsidiaries and affiliates, whose functional currency has been determined to be their local currency, assets and liabilities are translated at the year- end exchange rates and statements of operations items are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers all short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less to be cash equivalents.

e.	Restricted cash:

Restricted cash is a deposit account which is used only for payments of the Company's customers.

f.	Marketable securities:

The Company accounts for investments in debt and equity securities (other than those accounted for under the equity method of accounting) in accordance with ASC 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the classification of investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available for sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (see also Note 3).

Interest and dividends on securities are included in financial income, net.

ASC 320 provides guidance for determining when an investment in equity securities is considered impaired, whether impairment is other-than-temporary, and for measurement of an impairment loss. An investment is considered impaired if the fair value of the investment is less than its cost. If, after consideration of all available evidence to evaluate the realizable value of its investment, impairment is determined to be other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's cost and its fair value.

The Company applies ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", according to which other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income (loss).

The marketable securities held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual depreciation rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

h.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2013, no impairment losses were identified.

i.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles-Goodwill and Other" goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in two reporting units: Enterprise and Service providers. As determined in previous years all goodwill balance is assigned to the Enterprise reporting unit.

In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company engaged a third party specialist in order to perform the 2013 annual impairment test.

The Company performs its annual impairment tests during the fourth quarter of each year.

For the period from September 30, 2013 until December 31, 2013, no events occurred or circumstances changed that reduced the fair value of the reporting unit below its carrying value. During 2011, 2012 and 2013, no impairment losses were identified.

j.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC 350. The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's intangible assets were all acquired in connection with historical acquisitions.

Developed technology is amortized over a period of four-to-eight years, customer relationships are amortized over a period of six to eight years and brand names are  amortized over a period of eleven years. During 2011, 2012 and 2013, no impairment losses were identified.

k.	Severance pay:

The Company's liability for severance pay for employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's severance pay liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expense for the years ended December 31, 2011, 2012 and 2013 amounted to approximately $ 155, $ 165 and $ 160, respectively.

l.	Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from software license agreements are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition -Software", are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue is allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method".

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

The Company has immaterial number of multiple element arrangements, therefore no VSOE is established.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues for hosting and managed services are recognized based on SAB 104 and ASC 605-25, when delivery has occurred or services have been rendered, the fee is fixed and determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include unearned amounts received under maintenance and support contracts, not yet recognized as revenues.

m.	Research and development costs:

ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of operations as incurred.

n.	Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. The Company recorded a grant in the amount of $ 10 in 2011. The Company did not receive any grants during the years ended December 31, 2012 and 2013, respectively.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to their estimated realizable value.

ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

p.	Accounting for stock-based compensation:

The Company applies ASC 718  "Compensation - Stock Compensation", and ASC 505-50 "Equity-Based Payments to Non-Employees", with respect to options and warrants issued to non-employees. ASC 718 requires the use of an option valuation model to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

ASC 718 requires companies to estimate the fair value of stock-based awards on the date of grant using an option-pricing model, where applicable. Stock-based compensation expense recognized in the Company's consolidated statements of operations for 2011, 2012 and 2013 include compensation expense for stock-based awards granted based on the grant date fair value estimated in accordance with the provisions of ASC 718.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on an accelerated method over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model ("Black-Scholes"). No options were granted during 2012. The fair value for options granted in 2011 and 2013 was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions.

	Year ended December 31,
Stock options	2011	2012	2013

Expected volatility (1)	100%-101.4%	-	91.4%-100.3%
Risk-free interest (2)	0.37%-0.41%	-	0.35%-0.78%
Dividend yield (3)	0%	-	0%
Expected life (years) (4)	3.75	-	3.34-3.75

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;

(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.

q.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, restricted marketable securities, trade receivables, other accounts receivable and trade payables approximate their fair value, due to the short-term maturity of such instruments.

The Company applies ASC 820 which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets measured at fair value under ASC 820 on a recurring basis as of December 31, 2013 were presented in the Company's consolidated balance sheet as follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Marketable securities	$153	$153	-	-

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables, and restricted marketable securities.

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limit and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States (see Note 12). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's restricted marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

s.	Basic and diluted net earnings per share:

The Company accounts for net earnings per share based on ASC 260,"Earning Per Share", which requires companies to compute both basic and diluted earnings per share, and to disclose the methodology used for the calculations. Basic earnings per share are calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share are computed on the basis of the weighted average number of shares outstanding and the effect of their dilutive potential during the period.

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. In 2011 all outstanding stock options were excluded from the calculation of the diluted net earnings (loss) per ordinary share since those options were anti-dilutive for the period. In 2012 and in 2013, 52,707 and 61,736, respectively, options have been included in the calculation of the diluted net earnings per Ordinary Share, the effect on the above-mentioned amount was immaterial.

t.	Derivatives and hedging:

ASC 815, "Derivatives and Hedging", as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company entered into put option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense.

During 2011, 2012 and 2013, the Company entered into forward, call and put option contracts in the aggregated notional amount of $ 5,350, $ 3,750 and $ 2,400, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of the exchange rate fluctuations on the Company's cash flow. In 2011, 2012 and 2013, the revaluation profit from these contracts  with respect to the above transactions were $ 10, $ 47 and $ 65, respectively, and are presented in the statements of operations as financial expense, net. As of December 31, 2013, the Company had outstanding call and put option contracts in the amount of $900.

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC Topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

Refer also to Note 2.w.1 below.

v.	Reclassification:

Certain amounts in prior years have been reclassified to conform to the current year's presentation.

w.	Impact of recently issued accounting standards

1.
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income". Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 was effective for the Company as of January 1, 2013. This standard only impacts presentation and disclosure requirements. The Company adopted this new guidance on January 1, 2013 and the adoption did not have a material effect on our consolidated financial statements.

2.
In July 2013, the FASB issued a new accounting standard that will require the presentation of certain unrecognized tax benefits as reductions to deferred tax assets rather than as liabilities in the consolidated balance sheets when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.

The Company will be required to adopt this new standard on a prospective basis in the first quarter of fiscal 2015; however, early adoption is permitted as a retrospective application. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.